                                                                                                                                 May 12, 2014

The Dreyfus Family of Funds

BNY Mellon Funds Trust

Supplement to Current Summary Prospectus and Statutory Prospectus

      This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.